Pension And Postretirement Benefits Pension And Postretirement Benefits (Schedule of Investments Valued Using Net Asset Value) (Details) - Pension Plan, Defined Benefit [Member] - USD ($)
$ in Millions
12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Alternative Investments, Fair Value Disclosure	$ 805	$ 821
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	28	54
Short-term Investments [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Alternative Investments, Fair Value Disclosure	$ 28	37
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Daily
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	1 day
Equity Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Alternative Investments, Fair Value Disclosure	$ 375	393
Equity Funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Daily,
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	1 day
Equity Funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Monthly
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	120 days
Fixed Income Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Alternative Investments, Fair Value Disclosure	$ 31	36
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Daily
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	1 day
Blended Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Alternative Investments, Fair Value Disclosure	$ 79	95
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Primarily Daily
Blended Funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	1 day
Blended Funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	20 days
Hedge Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Alternative Investments, Fair Value Disclosure	$ 175	151
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 25	47
Hedge Funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Monthly,
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	5 days
Hedge Funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Quarterly
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	95 days
Real Estate Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Alternative Investments, Fair Value Disclosure	$ 117	109
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 3	$ 7
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Primarily Quarterly
Real Estate Funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	1 day
Real Estate Funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	90 days